Disclosure of detailed information about option payments for concessions at the Cruz de Mayo Property in Sonora, Mexico (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Concession	Dec. 31, 2018 USD ($) Concession	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Statements [Line Items]
Concession paid	$ 17,010,194		$ 9,023,908
Cruz de Mayo
Statements [Line Items]
Number of concessions | Concession	2	2
Future option payments					$ 655,000
Concession paid	$ 130,575	$ 100,000		$ 0
Prior option payments					245,000
Total option payments					1,000,000
Cruz de Mayo | One mining concession [Member]
Statements [Line Items]
Future option payments					0
Prior option payments					$ 0
Cruz de Mayo | One mining concession - 2 [Member]
Statements [Line Items]
Number of concessions | Concession	1	1
Mineral property interest	0.00%				0.00%
Future option payments	$ 655,000
Concession paid		$ 100,000		$ 0
Prior option payments					$ 245,000
Total option payments					$ 1,000,000